Segment information (Details Textual)	12 Months Ended
	Dec. 31, 2015 segment customer	Dec. 31, 2014 customer	Dec. 31, 2013 customer
Segment Reporting Information [Line Items]
Number of business segment | segment	1
Number of major customers (as defined) accounting for more than 10% of total revenue	3	3	3
Threshold as a percentage of total revenues for determining a major customer for additional disclosures	10.00%	10.00%	10.00%
Percentage of worldwide gross revenues derived from major customers (as defined) on a combined basis	81.00%
Percentage of United States gross product sales derived from major customers (as defined) on a combined basis	97.00%
Major customers (as defined) accounting for more than 10% of gross trade receivables	3	3
Combined trade receivables for all major customers (as defined) as a percentage of net trade receivables	75.00%	69.00%
Percentage of net trade receivables due from customers located outside the United States, primarily in Europe	23.00%	30.00%
AmerisourceBergen Corporation [Member]
Segment Reporting Information [Line Items]
Amount due from major customer (as defined) as a percentage of gross trade receivables	exceeded 10%	exceeded 10%
McKesson Corporation [Member]
Segment Reporting Information [Line Items]
Amount due from major customer (as defined) as a percentage of gross trade receivables	exceeded 10%	exceeded 10%
Cardinal Health, Inc. [Member]
Segment Reporting Information [Line Items]
Amount due from major customer (as defined) as a percentage of gross trade receivables	exceeded 10%	exceeded 10%